ACCOUNTS PAYABLE AND ACCRUALS - OTHER (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Accounts Payable And Accruals - Other Tables
Schedule of accounts payable and accrued liabilities other

	March 31, 2016	December 31, 2015
	($ in thousands)
Employees and employee institutions	$599	$412
Accrued vacation and recreation pay	253	377
Accrued clinical trial expenses	523	582
Accrued expenses	678	552
Provision for sales commissions	84	80
Taxes payable	2	3
	$2,139	$2,006

	December 31,
	2015	2014
	($ in thousands)
Employees and employee institutions	$412	$1,022
Accrued vacation and recreation pay	377	410
Accrued clinical trials expenses	582	1,016
Provision for sales commissions	80	120
Accrued expenses	552	993
Taxes payable	3	15
	$2,006	$3,576